UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Focused Opportunities Funds

Semiannual Report

May 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report May 31, 2018

Eaton Vance

Focused Opportunities Funds

Table of Contents

Performance and Fund Profile

Focused Global Opportunities Fund	2
Focused International Opportunities Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	21

Officers and Trustees	24

Important Notices	25

Eaton Vance

Focused Global Opportunities Fund

May 31, 2018

Performance1,2

Portfolio Manager Christopher M. Dyer, CFA, of Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class I at NAV	12/17/2015	12/17/2015	3.60%	11.93%	—	9.00%
MSCI World Index	—	—	1.84%	11.57%	9.40%	12.28%

% Total Annual Operating Expense Ratios[3]						Class I
Gross						3.42%
Net						0.95

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Exxon Mobil Corp.	5.8%

Diageo PLC	4.4

Unilever PLC	4.2

Alphabet, Inc., Class A	4.0

ORIX Corp.	4.0

Anheuser-Busch InBev SA/NV	3.9

Iberdrola SA	3.7

Wells Fargo & Co.	3.5

Amazon.com, Inc.	3.4

CDW Corp.	3.2

Total	40.1%

Geographic Allocation (% of net assets)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused International Opportunities Fund

May 31, 2018

Performance1,2

Portfolio Managers Christopher M. Dyer, CFA and Samantha Pandolfi, CFA, of Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class I at NAV	12/16/2015	12/16/2015	1.30%	8.53%	—	7.27%
MSCI EAFE Index	—	—	0.03%	7.97%	5.93%	9.89%

% Total Annual Operating Expense Ratios[3]						Class I
Gross						3.77%
Net						1.00

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

BP PLC	6.0%

Diageo PLC	5.0

Unilever PLC	4.9

ASML Holding NV	4.8

Anheuser-Busch InBev SA/NV	4.3

LVMH Moet Hennessy Louis Vuitton SE	4.2

Novo Nordisk A/S, Class B	4.2

adidas AG	4.1

Iberdrola SA	4.0

Industria de Diseno Textil SA	4.0

Total	45.5%

Geographic Allocation (% of net assets)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Focused Opportunities Funds

May 31, 2018

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 3/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profiles subject to change due to active management.

4

Eaton Vance

Focused Opportunities Funds

May 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 – May 31, 2018).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Focused Global Opportunities Fund

	Beginning Account Value (12/1/17)	Ending Account Value (5/31/18)	Expenses Paid During Period* (12/1/17 – 5/31/18)		Annualized Expense Ratio

Actual
Class I	$1,000.00	$1,036.00	$4.82	**	0.95%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,020.20	$4.78	**	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2017.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

Eaton Vance Focused International Opportunities Fund

	Beginning Account Value (12/1/17)	Ending Account Value (5/31/18)	Expenses Paid During Period* (12/1/17 – 5/31/18)		Annualized Expense Ratio

Actual
Class I	$1,000.00	$1,013.00	$5.07	**	1.01%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,019.90	$5.09	**	1.01%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2017.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Eaton Vance

Focused Global Opportunities Fund

May 31, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value

Belgium — 3.9%
Anheuser-Busch InBev SA/NV	1,880	$176,314
		$176,314

Denmark — 1.7%
Novo Nordisk A/S, Class B	1,588	$75,475
		$75,475

France — 1.7%
LVMH Moet Hennessy Louis Vuitton SE	221	$76,952
		$76,952

Hong Kong — 2.3%
AIA Group, Ltd.	11,111	$101,416
		$101,416

Japan — 10.5%
Keyence Corp.	174	$106,280
Komatsu, Ltd.	3,200	104,408
MISUMI Group, Inc.	2,878	82,904
ORIX Corp.	10,700	178,736
		$472,328

Netherlands — 5.2%
ASML Holding NV	680	$133,485
ING Groep NV	6,912	100,671
		$234,156

Spain — 6.8%
Iberdrola SA	23,199	$164,745
Industria de Diseno Textil SA	4,358	137,752
		$302,497

Sweden — 5.3%
Assa Abloy AB, Class B	5,864	$126,066
Atlas Copco AB, Class B	3,136	113,384
		$239,450

United Kingdom — 16.1%
Aviva PLC	15,716	$106,486
Diageo PLC	5,400	198,414
Melrose Industries PLC	38,596	121,240

Security	Shares	Value

United Kingdom (continued)
Prudential PLC	3,794	$91,133
Shire PLC	333	18,181
Unilever PLC	3,395	187,180
		$722,634

United States — 45.7%
Alphabet, Inc., Class A(1)	163	$179,300
Amazon.com, Inc.(1)	95	154,814
Boston Scientific Corp.(1)	3,419	103,903
CDW Corp.	1,807	144,650
Ecolab, Inc.	822	117,226
Eli Lilly & Co.	1,438	122,288
Equity Residential	898	57,463
Exxon Mobil Corp.	3,203	260,212
HP, Inc.	5,022	110,635
Interpublic Group of Cos., Inc. (The)	3,874	87,552
OneMain Holdings, Inc.(1)	2,161	70,297
Sealed Air Corp.	1,968	85,726
Simon Property Group, Inc.	470	75,303
Verisk Analytics, Inc.(1)	882	93,704
Wells Fargo & Co.	2,895	156,301
Xylem, Inc.	1,920	135,168
Zoetis, Inc.	1,140	95,418
		$2,049,960

Total Common Stocks (identified cost $4,050,205)		$4,451,182

Short-Term Investments — 1.1%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.98%(2)	50,458	$50,463

Total Short-Term Investments (identified cost $50,458)		$50,463

Total Investments — 100.3% (identified cost $4,100,663)		$4,501,645

Other Assets, Less Liabilities — (0.3)%		$(11,518)

Net Assets — 100.0%		$4,490,127

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2018.

6	See Notes to Financial Statements.

Eaton Vance

Focused Global Opportunities Fund

May 31, 2018

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	17.9%	$805,040
Industrials	17.3	776,874
Information Technology	15.0	674,350
Consumer Staples	12.5	561,908
Consumer Discretionary	10.2	457,070
Health Care	9.3	415,265
Energy	5.8	260,212
Materials	4.5	202,952
Utilities	3.7	164,745
Real Estate	3.0	132,766
Short-Term Investments	1.1	50,463
Total Investments	100.3%	$4,501,645

7	See Notes to Financial Statements.

Eaton Vance

Focused International Opportunities Fund

May 31, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 98.0%
Security	Shares	Value

Belgium — 4.3%
Anheuser-Busch InBev SA/NV	1,902	$178,377
		$178,377

Canada — 4.9%
CAE, Inc.	4,537	$95,562
Canadian Imperial Bank of Commerce	1,230	107,385
		$202,947

Denmark — 4.2%
Novo Nordisk A/S, Class B	3,655	$173,717
		$173,717

France — 8.4%
Legrand SA	1,253	$94,489
LVMH Moet Hennessy Louis Vuitton SE	503	175,144
Societe Generale SA	1,916	82,699
		$352,332

Germany — 7.4%
adidas AG	759	$172,170
Bayer AG	1,159	138,331
		$310,501

Hong Kong — 3.0%
AIA Group, Ltd.	13,567	$123,833
		$123,833

Italy — 1.4%
UniCredit SpA	3,609	$59,869
		$59,869

Japan — 16.6%
Keyence Corp.	203	$123,993
Komatsu, Ltd.	3,987	130,086
MISUMI Group, Inc.	2,933	84,488
ORIX Corp.	9,070	151,508
Santen Pharmaceutical Co., Ltd.	5,574	96,650
SECOM Co., Ltd.	1,400	104,097
		$690,822

Security	Shares	Value

Netherlands — 7.7%
ASML Holding NV	1,019	$200,031
ING Groep NV	8,335	121,397
		$321,428

Singapore — 1.9%
DBS Group Holdings, Ltd.	3,849	$80,985
		$80,985

Spain — 8.0%
Iberdrola SA	23,473	$166,691
Industria de Diseno Textil SA	5,255	166,105
		$332,796

Sweden — 6.8%
Assa Abloy AB, Class B	7,136	$153,412
Atlas Copco AB, Class B	3,572	129,148
		$282,560

United Kingdom — 23.4%
Aviva PLC	14,250	$96,553
BP PLC	32,781	250,716
Diageo PLC	5,669	208,298
Melrose Industries PLC	37,202	116,861
Prudential PLC	3,213	77,178
Shire PLC	445	24,296
Unilever PLC	3,690	203,444
		$977,346

Total Common Stocks (identified cost $3,685,045)		$4,087,513

Short-Term Investments — 2.2%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.98%(1)	92,976	$92,985

Total Short-Term Investments (identified cost $92,985)		$92,985

Total Investments — 100.2% (identified cost $3,778,030)		$4,180,498

Other Assets, Less Liabilities — (0.2)%		$(7,882)

Net Assets — 100.0%		$4,172,616

8	See Notes to Financial Statements.

Eaton Vance

Focused International Opportunities Fund

May 31, 2018

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2018.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	21.8%	$908,143
Financials	21.6	901,407
Consumer Staples	14.1	590,119
Consumer Discretionary	12.3	513,419
Health Care	10.4	432,994
Information Technology	7.8	324,024
Energy	6.0	250,716
Utilities	4.0	166,691
Short-Term Investments	2.2	92,985
Total Investments	100.2%	$4,180,498

9	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

May 31, 2018

Statements of Assets and Liabilities (Unaudited)

	May 31, 2018
Assets	Focused Global Opportunities Fund	Focused International Opportunities Fund
Unaffiliated investments, at value (identified cost, $4,050,205 and $3,685,045, respectively)	$4,451,182	$4,087,513
Affiliated investment, at value (identified cost, $50,458 and $92,985, respectively)	50,463	92,985
Dividends receivable	12,558	15,682
Dividends receivable from affiliated investment	205	154
Tax reclaims receivable	4,552	9,842
Receivable from affiliates	9,937	8,612
Total assets	$4,528,897	$4,214,788

Liabilities
Payable to affiliates:
Investment adviser and administration fee	$3,080	$2,894
Trustees’ fees	115	110
Accrued expenses	35,575	39,168
Total liabilities	$38,770	$42,172
Net Assets	$4,490,127	$4,172,616

Sources of Net Assets
Paid-in capital	$3,814,799	$3,626,531
Accumulated undistributed net investment income	27,655	39,011
Accumulated net realized gain	246,684	104,554
Net unrealized appreciation	400,989	402,520
Total	$4,490,127	$4,172,616

Class I Shares
Net Assets	$4,490,127	$4,172,616
Shares Outstanding	379,757	362,142
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.82	$11.52

10	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

May 31, 2018

Statements of Operations (Unaudited)

	Six Months Ended May 31, 2018
Investment Income	Focused Global Opportunities Fund	Focused International Opportunities Fund
Dividends (net of foreign taxes, $3,836 and $7,019, respectively)	$54,790	$66,303
Dividends from affiliated investment	678	569
Total investment income	$55,468	$66,872

Expenses
Investment adviser and administration fee	$17,560	$16,812
Trustees’ fees and expenses	335	335
Custodian fee	15,289	16,524
Transfer and dividend disbursing agent fees	112	88
Legal and accounting services	19,346	20,344
Printing and postage	2,784	2,454
Registration fees	9,381	9,596
Interest expense and fees	—	182
Miscellaneous	6,799	5,334
Total expenses	$71,606	$71,669
Deduct —
Allocation of expenses to affiliates	$50,753	$50,419
Total expense reductions	$50,753	$50,419

Net expenses	$20,853	$21,250

Net investment income	$34,615	$45,622

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$251,122	$153,626
Investment transactions — affiliated investment	(14)	10
Foreign currency transactions	(15)	(185)
Net realized gain	$251,093	$153,451
Change in unrealized appreciation (depreciation) —
Investments	$(130,880)	$(146,332)
Investments — affiliated investment	5	—
Foreign currency	(244)	(286)
Net change in unrealized appreciation (depreciation)	$(131,119)	$(146,618)

Net realized and unrealized gain	$119,974	$6,833

Net increase in net assets from operations	$154,589	$52,455

11	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

May 31, 2018

Statements of Changes in Net Assets

	Six Months Ended May 31, 2018 (Unaudited)
Increase (Decrease) in Net Assets	Focused Global Opportunities Fund	Focused International Opportunities Fund
From operations —
Net investment income	$34,615	$45,622
Net realized gain	251,093	153,451
Net change in unrealized appreciation (depreciation)	(131,119)	(146,618)
Net increase in net assets from operations	$154,589	$52,455
Distributions to shareholders —
From net investment income
Class I	$(43,162)	$(67,716)
From net realized gain
Class I	(110,203)	—
Total distributions to shareholders	$(153,365)	$(67,716)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class I	$130,435	$2,750
Net asset value of shares issued to shareholders in payment of distributions declared
Class I	153,365	67,716
Cost of shares redeemed
Class I	(37,106)	—
Net increase in net assets from Fund share transactions	$246,694	$70,466

Net increase in net assets	$247,918	$55,205

Net Assets
At beginning of period	$4,242,209	$4,117,411
At end of period	$4,490,127	$4,172,616

Accumulated undistributed net investment income included in net assets
At end of period	$27,655	$39,011

12	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

May 31, 2018

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2017
Increase (Decrease) in Net Assets	Focused Global Opportunities Fund	Focused International Opportunities Fund
From operations —
Net investment income	$39,139	$61,345
Net realized gain	180,019	112,519
Net change in unrealized appreciation (depreciation)	556,260	656,419
Net increase in net assets from operations	$775,418	$830,283
Distributions to shareholders —
From net investment income
Class I	$(28,824)	$(48,325)
Total distributions to shareholders	$(28,824)	$(48,325)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class I	$358,777	$7,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class I	28,824	48,325
Cost of shares redeemed
Class I	(351,026)	(2,201)
Net increase in net assets from Fund share transactions	$36,575	$53,124

Net increase in net assets	$783,169	$835,082

Net Assets
At beginning of year	$3,459,040	$3,282,329
At end of year	$4,242,209	$4,117,411

Accumulated undistributed net investment income included in net assets
At end of year	$36,202	$61,105

13	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

May 31, 2018

Financial Highlights

	Focused Global Opportunities Fund — Class I
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30, 2017	Period Ended November 30, 2016(1)
Net asset value — Beginning of period	$11.830		$9.790	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.093		$0.106	$0.082
Net realized and unrealized gain (loss)	0.324		2.016	(0.292)

Total income (loss) from operations	$0.417		$2.122	$(0.210)

Less Distributions
From net investment income	$(0.120)		$(0.082)	$—
From net realized gain	(0.307)		—	—

Total distributions	$(0.427)		$(0.082)	$—

Net asset value — End of period	$11.820		$11.830	$9.790

Total Return(3)(4)	3.60	%(5)	21.83%	(2.10	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,490		$4,242	$3,459
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.95	%(6)	0.95%	0.95	%(6)
Net investment income	1.58	%(6)	0.98%	0.89	%(6)
Portfolio Turnover	49	%(5)	74%	78	%(5)

(1)	For the period from the start of business, December 17, 2015, to November 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 2.31%, 2.47% and 3.51% of average daily net assets for the six months ended May 31, 2018, the year ended November 30, 2017 and the period from the start of business, December 17, 2015, to November 30, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

May 31, 2018

Financial Highlights — continued

	Focused International Opportunities Fund — Class I
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30, 2017	Period Ended November 30, 2016(1)
Net asset value — Beginning of period	$11.560		$9.370	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.126		$0.173	$0.146
Net realized and unrealized gain (loss)	0.024		2.155	(0.776)

Total income (loss) from operations	$0.150		$2.328	$(0.630)

Less Distributions
From net investment income	$(0.190)		$(0.138)	$—

Total distributions	$(0.190)		$(0.138)	$—

Net asset value — End of period	$11.520		$11.560	$9.370

Total Return(3)(4)	1.30	%(5)	25.19%	(6.30	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,173		$4,117	$3,282
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.01	%(6)(7)	1.00%	1.00	%(6)
Net investment income	2.17	%(6)	1.64%	1.59	%(6)
Portfolio Turnover	65	%(5)	56%	55	%(5)

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 2.40%, 2.77% and 3.64% of average daily net assets for the six months ended May 31, 2018, the year ended November 30, 2017 and the period from the start of business, December 16, 2015, to November 30, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	Includes interest expense of 0.01%.

15	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

May 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Focused Global Opportunities Fund (Focused Global Opportunities Fund) and Eaton Vance Focused International Opportunities Fund (Focused International Opportunities Fund), (each individually referred to as the Fund, and collectively, the Funds), are diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Funds’ investment objective is to seek long-term capital appreciation. Each Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Funds’ Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Funds may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as a Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of May 31, 2018, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

16

Eaton Vance

Focused Opportunities Funds

May 31, 2018

Notes to Financial Statements (Unaudited) — continued

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to May 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of each Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At November 30, 2017, Focused International Opportunities Fund, for federal income tax purposes, had deferred capital losses of $40,315 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Of the deferred capital losses at November 30, 2017, $40,315 are short-term.

The cost and unrealized appreciation (depreciation) of investments of each Fund at May 31, 2018, as determined on a federal income tax basis, were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

Aggregate cost	$4,109,303	$3,793,150

Gross unrealized appreciation	$513,680	$538,419
Gross unrealized depreciation	(121,338)	(151,071)

Net unrealized appreciation	$392,342	$387,348

17

Eaton Vance

Focused Opportunities Funds

May 31, 2018

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to each Fund. The fee is computed at an annual rate of 0.80% of each Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended May 31, 2018, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

Investment Adviser and Administration Fee	$17,560	$16,812
Effective Annual Rate	0.80%	0.80%

Pursuant to a sub-advisory agreement, EVM pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser and administration fee for sub-advisory services provided to each Fund. The Funds invest their cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and EVAIL have agreed to reimburse each Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 0.95% and 1.00% of the average daily net assets for Class I of Focused Global Opportunities Fund and Focused International Opportunities Fund, respectively. These agreements may be changed or terminated after March 31, 2019. Pursuant to these agreements, EVM and EVAIL were allocated $50,753 and $50,419 in total of operating expenses of Focused Global Opportunities Fund and Focused International Opportunities Fund, respectively, for the six months ended May 31, 2018.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, for the six months ended May 31, 2018 were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

EVM’s Sub-Transfer Agent Fees	$51	$43

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended May 31, 2018 were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

Purchases	$2,216,319	$2,695,131
Sales	$2,150,073	$2,708,486

18

Eaton Vance

Focused Opportunities Funds

May 31, 2018

Notes to Financial Statements (Unaudited) — continued

5  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Focused Global Opportunities Fund
Class I	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017

Sales	10,944	33,226
Issued to shareholders electing to receive payments of distributions in Fund shares	13,255	2,912
Redemptions	(3,150)	(30,599)

Net increase	21,049	5,539

Focused International Opportunities Fund
Class I	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017

Sales	240	634
Issued to shareholders electing to receive payments of distributions in Fund shares	5,878	5,157
Redemptions	—	(205)

Net increase	6,118	5,586

At May 31, 2018, EVM owned 96.3% of the outstanding shares of Focused Global Opportunities Fund and 99.7% of the outstanding shares of Focused International Opportunities Fund.

6  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Focused Global Opportunities Fund did not have any significant borrowings or allocated fees during the six months ended May 31, 2018. Average borrowings and the average interest rate (excluding fees) for the six months May 31, 2018 were $14,835 and 2.46%, respectively, for Focused International Opportunities Fund.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

19

Eaton Vance

Focused Opportunities Funds

May 31, 2018

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2018, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Focused Global Opportunities Fund
Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$—	$573,744		$—	$573,744
Developed Europe	—	1,827,478		—	1,827,478
North America	2,049,960	—		—	2,049,960

Total Common Stocks	$2,049,960	$2,401,222	*	$—	$4,451,182

Short-Term Investments	$—	$50,463		$—	$50,463

Total Investments	$2,049,960	$2,451,685		$—	$4,501,645

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Focused International Opportunities Fund
Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$—	$895,640		$—	$895,640
Developed Europe	—	2,988,926		—	2,988,926
North America	202,947	—		—	202,947

Total Common Stocks	$202,947	$3,884,566	*	$—	$4,087,513

Short-Term Investments	$—	$92,985		$—	$92,985

Total Investments	$202,947	$3,977,551		$—	$4,180,498

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At May 31, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

20

Eaton Vance

Focused Opportunities Funds

May 31, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

21

Eaton Vance

Focused Opportunities Funds

May 31, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreements of Eaton Vance Focused Global Opportunities Fund and Eaton Vance Focused International Opportunities Fund (together, the “Funds”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreements with Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreements and the sub-advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser, as well as the coordination between the Adviser and the Sub-adviser on research and other investment matters. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s abilities and experience in implementing each Fund’s investment strategy. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Funds of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational

22

Eaton Vance

Focused Opportunities Funds

May 31, 2018

Board of Trustees’ Contract Approval — continued

capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreements and the sub-advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. In light of each Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

23

Eaton Vance

Focused Opportunities Funds

May 31, 2018

Officers and Trustees

Officers of Eaton Vance Focused Opportunities Funds

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Focused Opportunities Funds

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22293    5.31.18

Eaton Vance

International Small-Cap Fund

Semiannual Report

May 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report May 31, 2018

Eaton Vance

International Small-Cap Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	18

Officers and Trustees	21

Important Notices	22

Eaton Vance

International Small-Cap Fund

May 31, 2018

Performance1,2

Portfolio Manager Aidan M. Farrell, Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	12/16/2015	12/16/2015	3.17%	16.62%	—	15.28%
Class A with 5.75% Maximum Sales Charge	—	—	–2.76	9.87	—	12.53
Class I at NAV	12/16/2015	12/16/2015	3.26	16.89	—	15.55
MSCI World ex USA Small Cap Index	—	—	3.20%	14.20%	9.77%	14.62%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					2.37%	2.12%
Net					1.40	1.15

Fund Profile

Common Stock Sector Allocation (% of net assets)

Top 10 Holdings (% of net assets)4

DS Smith PLC	1.5%

Nohmi Bosai, Ltd.	1.4

Sakata Seed Corp.	1.4

Melrose Industries PLC	1.4

Amer Sports Oyj	1.4

Indutrade AB	1.3

Trelleborg AB, Class B	1.2

IMCD NV	1.2

Okamura Corp.	1.2

Hiscox, Ltd.	1.1

Total	13.1%

Geographic Allocation (% of net assets)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

International Small-Cap Fund

May 31, 2018

Endnotes and Additional Disclosures

[1]

MSCI World ex USA Small Cap Index is an unmanaged index of small-cap equity securities in the developed markets, excluding the United States. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 3/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

[5]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the chart, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

Fund profile subject to change due to active management.

3

Eaton Vance

International Small-Cap Fund

May 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 – May 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (12/1/17)	Ending Account Value (5/31/18)	Expenses Paid During Period* (12/1/17 – 5/31/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,031.70	$7.09	**	1.40%
Class I	$1,000.00	$1,032.60	$5.83	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$7.04	**	1.40%
Class I	$1,000.00	$1,019.20	$5.79	**	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2017.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

International Small-Cap Fund

May 31, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 97.3%
Security	Shares	Value

Australia — 4.5%
Challenger, Ltd.	45,837	$444,790
Evolution Mining, Ltd.	46,892	115,476
GDI Property Group	265,893	264,134
IOOF Holdings, Ltd.	30,003	197,954
National Storage REIT(1)	141,754	169,508
Northern Star Resources, Ltd.	20,728	98,202
OZ Minerals, Ltd.	14,934	110,752
Regis Resources, Ltd.	30,904	110,565
Saracen Mineral Holdings, Ltd.(1)	60,170	98,094
Super Retail Group, Ltd.	22,242	142,502
		$1,751,977

Austria — 1.5%
ams AG	2,085	$180,022
CA Immobilien Anlagen AG	11,683	409,346
		$589,368

Belgium — 2.1%
Kinepolis Group NV	3,446	$225,879
Melexis NV	2,835	283,018
Montea SCA	3,067	160,835
X-Fab Silicon Foundries SE(1)(2)	15,382	161,967
		$831,699

Canada — 8.6%
Allied Properties REIT	5,555	$182,125
CAE, Inc.	18,346	386,418
CES Energy Solutions Corp.	74,744	308,983
Detour Gold Corp.(1)	11,245	88,895
Encana Corp.	14,061	178,935
Killam Apartment Real Estate Investment Trust	15,892	186,547
Kinaxis, Inc.(1)	5,030	330,756
Kirkland Lake Gold, Ltd.	6,637	122,032
Laurentian Bank of Canada	8,378	292,060
Linamar Corp.	3,608	180,650
Lundin Mining Corp.	10,684	66,991
North West Co., Inc. (The)	9,712	210,179
Pan American Silver Corp.	6,996	123,668
Quebecor, Inc., Class B	18,331	353,585
Seven Generations Energy, Ltd., Class A(1)	19,451	251,726
Source Energy Services, Ltd.(1)	28,976	108,833
		$3,372,383

Security	Shares	Value

China — 1.0%
CITIC Telecom International Holdings, Ltd.	676,744	$192,871
Yanlord Land Group, Ltd.	172,005	216,462
		$409,333

Denmark — 1.7%
SimCorp A/S	4,786	$387,585
Topdanmark A/S	6,056	271,567
		$659,152

Finland — 2.3%
Amer Sports Oyj	16,489	$533,661
Technopolis Oyj	76,006	354,649
		$888,310

France — 3.2%
Ipsen SA	1,232	$195,505
Kaufman & Broad SA	3,603	169,402
Mediawan SA(1)	10,297	163,496
Metropole Television SA	14,924	315,451
Rubis SCA	5,657	398,740
		$1,242,594

Germany — 6.6%
Axel Springer SE	3,697	$268,653
Basler AG	737	156,381
Brenntag AG	7,731	445,238
Carl Zeiss Meditec AG	5,594	387,223
Freenet AG	5,028	144,337
Fuchs Petrolub SE	6,103	306,429
LEG Immobilien AG	1,937	212,316
Norma Group SE	3,914	299,081
Rational AG	447	279,563
Salzgitter AG	1,964	100,511
		$2,599,732

Hong Kong — 1.8%
Hysan Development Co., Ltd.	75,031	$432,864
Johnson Electric Holdings, Ltd.	94,252	287,571
		$720,435

Ireland — 0.9%
UDG Healthcare PLC	29,694	$354,523
		$354,523

5	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Israel — 0.4%
Frutarom Industries, Ltd.	1,608	$157,169
		$157,169

Italy — 4.9%
Amplifon SpA	17,936	$325,164
Banca Generali SpA	13,032	317,111
DiaSorin SpA	2,952	285,057
FinecoBank Banca Fineco SpA	27,715	276,410
MARR SpA	15,838	423,633
Moncler SpA	6,642	304,666
		$1,932,041

Japan — 28.2%
77 Bank, Ltd. (The)	15,575	$345,447
Ariake Japan Co., Ltd.	3,740	323,241
Asahi Co., Ltd.	35,460	430,500
Asahi Intecc Co., Ltd.	7,990	285,787
Asics Corp.	17,830	295,950
Daiichikosho Co., Ltd.	8,971	417,855
Dowa Holdings Co., Ltd.	3,995	125,603
Eiken Chemical Co., Ltd.	15,985	360,243
FP Corp.	7,490	433,722
Fuji Seal International, Inc.	7,800	305,989
GLP J-REIT	257	287,062
GMO Internet, Inc.	5,858	156,097
H.I.S. Co., Ltd.	9,741	335,670
Invesco Office J REIT, Inc.	2,678	363,162
Japan Hotel REIT Investment Corp.	386	287,571
Like Co., Ltd.	10,575	205,051
Morinaga & Co., Ltd.	4,990	247,004
Nippon Light Metal Holdings Co., Ltd.	37,525	87,015
Nishi-Nippon Financial Holdings, Inc.	26,045	301,861
Nohmi Bosai, Ltd.	23,260	563,878
Nomura Co., Ltd.	14,900	320,373
Okamura Corp.	30,480	457,397
OYO Corp.	22,955	307,443
Penta-Ocean Construction Co., Ltd.	49,327	319,914
Press Kogyo Co., Ltd.	54,350	297,957
Relia, Inc.	14,055	199,325
Sac’s Bar Holdings, Inc.	20,720	197,746
Sakata INX Corp.	10,864	152,537
Sakata Seed Corp.	14,975	560,701
Sanden Holdings Corp.(1)	23,430	311,759
Sumco Corp.	11,019	266,035
Toho Co., Ltd.	8,221	284,437

Security	Shares	Value

Japan (continued)
Tokyo Century Corp.	5,855	$350,779
Tosei Corp.	16,944	212,615
UACJ Corp.	2,095	47,511
Yamaha Corp.	5,980	310,997
Yokohama Reito Co., Ltd.	34,955	342,192
		$11,098,426

Luxembourg — 0.2%
APERAM SA	2,008	$93,154
		$93,154

Netherlands — 2.3%
Aalberts Industries NV	8,238	$402,936
IMCD NV	7,788	482,923
		$885,859

Norway — 1.1%
Europris ASA(2)	70,144	$223,412
SpareBank 1 SR-Bank ASA	21,006	201,413
		$424,825

Singapore — 0.6%
Keppel REIT	278,580	$243,496
		$243,496

Spain — 0.4%
Acciona SA	2,318	$175,570
		$175,570

Sweden — 5.3%
Avanza Bank Holding AB	3,835	$193,155
Boliden AB	3,312	116,795
Bufab AB	22,229	298,356
Husqvarna AB, Class B	36,853	362,459
Indutrade AB	20,734	513,030
SSAB AB, Class B	24,046	102,817
Trelleborg AB, Class B	22,171	485,621
		$2,072,233

Switzerland — 3.9%
Belimo Holding AG	51	$214,494
Bossard Holding AG, Class A	1,424	287,530
Galenica AG(2)	5,720	312,129

6	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Switzerland (continued)
Logitech International SA	7,286	$297,583
Vontobel Holding AG	3,690	247,715
VZ Holding AG	525	157,726
		$1,517,177

United Kingdom — 15.2%
Abcam PLC	14,277	$230,292
Bellway PLC	5,718	249,383
Bodycote PLC	21,183	278,977
Cairn Energy PLC(1)	133,019	406,715
Dechra Pharmaceuticals PLC	9,404	348,300
DS Smith PLC	77,753	570,707
Grainger PLC	75,307	305,662
Halma PLC	24,740	443,479
Hansteen Holdings PLC	123,667	174,542
Hastings Group Holdings PLC(2)	51,481	175,468
Hiscox, Ltd.	22,458	447,704
Inchcape PLC	26,794	260,413
Melrose Industries PLC	176,231	553,587
Moneysupermarket.com Group PLC	39,197	165,028
Sirius Real Estate, Ltd.	254,028	224,845
Spirax-Sarco Engineering PLC	4,338	356,034
St. James’s Place PLC	21,570	341,124
Weir Group PLC (The)	6,049	175,635
WH Smith PLC	10,345	266,339
		$5,974,234

United States — 0.6%
Oceaneering International, Inc.	9,478	$225,861
		$225,861

Total Common Stocks (identified cost $35,464,307)		$38,219,551

Exchange-Traded Funds — 1.2%
Security	Shares	Value

Equity Funds — 1.2%
iShares MSCI Hong Kong ETF	14,686	$381,689
iShares MSCI Singapore ETF	2,825	74,665

Total Exchange-Traded Funds (identified cost $436,208)		$456,354

Short-Term Investments — 0.7%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.98%(3)	289,800	$289,829

Total Short-Term Investments (identified cost $289,807)		$289,829

Total Investments — 99.2% (identified cost $36,190,322)		$38,965,734

Other Assets, Less Liabilities — 0.8%		$333,469

Net Assets — 100.0%		$39,299,203

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2018, the aggregate value of these securities is $872,976 or 2.2% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2018.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	19.2%	$7,556,497
Consumer Discretionary	17.6	6,902,822
Real Estate	11.9	4,687,741
Financials	11.6	4,562,284
Materials	9.0	3,534,634
Information Technology	8.6	3,391,829
Health Care	7.8	3,084,223
Consumer Staples	5.4	2,106,950
Energy	3.8	1,481,053
Utilities	1.5	574,310
Exchange-Traded Funds	1.2	456,354
Telecommunication Services	0.9	337,208
Short-Term Investments	0.7	289,829
Total Investments	99.2%	$38,965,734

7	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	May 31, 2018
Unaffiliated investments, at value (identified cost, $35,900,515)	$38,675,905
Affiliated investment, at value (identified cost, $289,807)	289,829
Foreign currency, at value (identified cost, $10,019)	10,026
Dividends receivable	125,841
Dividends receivable from affiliated investment	1,091
Receivable for investments sold	534,652
Receivable for Fund shares sold	17,788
Tax reclaims receivable	39,136
Receivable from affiliates	16,985
Total assets	$39,711,253

Liabilities
Payable for investments purchased	$297,420
Payable for Fund shares redeemed	30,368
Payable to affiliates:
Investment adviser and administration fee	30,468
Distribution and service fees	653
Trustees’ fees	326
Accrued expenses	52,815
Total liabilities	$412,050
Net Assets	$39,299,203

Sources of Net Assets
Paid-in capital	$35,559,604
Accumulated undistributed net investment income	20,312
Accumulated net realized gain	946,962
Net unrealized appreciation	2,772,325
Total	$39,299,203

Class A Shares
Net Assets	$3,014,551
Shares Outstanding	225,028
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.40
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.22

Class I Shares
Net Assets	$36,284,652
Shares Outstanding	2,699,885
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.44

On sales of $50,000 or more, the offering price of Class A shares is reduced.

8	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended May 31, 2018
Dividends (net of foreign taxes, $60,542)	$565,370
Dividends from affiliated investment	6,117
Total investment income	$571,487

Expenses
Investment adviser and administration fee	$162,955
Distribution and service fees
Class A	2,298
Trustees’ fees and expenses	1,120
Custodian fee	37,719
Transfer and dividend disbursing agent fees	3,292
Legal and accounting services	20,194
Printing and postage	4,216
Registration fees	15,566
Miscellaneous	8,150
Total expenses	$255,510
Deduct —
Allocation of expenses to affiliates	$43,291
Total expense reductions	$43,291

Net expenses	$212,219

Net investment income	$359,268

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$970,426
Investment transactions — affiliated investment	221
Foreign currency transactions	(13,320)
Net realized gain	$957,327
Change in unrealized appreciation (depreciation) —
Investments	$(56,049)
Investments — affiliated investment	22
Foreign currency	(5,568)
Net change in unrealized appreciation (depreciation)	$(61,595)

Net realized and unrealized gain	$895,732

Net increase in net assets from operations	$1,255,000

9	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
From operations —
Net investment income	$359,268	$91,296
Net realized gain	957,327	924,603
Net change in unrealized appreciation (depreciation)	(61,595)	2,898,188
Net increase in net assets from operations	$1,255,000	$3,914,087
Distributions to shareholders —
From net investment income
Class A	$(25,349)	$(224)
Class I	(503,782)	(248,742)
From net realized gain
Class A	(32,324)	—
Class I	(632,988)	—
Total distributions to shareholders	$(1,194,443)	$(248,966)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,940,163	$310,079
Class I	20,593,355	1,594,480
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	57,673	224
Class I	988,661	248,742
Cost of shares redeemed
Class A	(303,292)	—
Class I	(869,389)	—
Net increase in net assets from Fund share transactions	$23,407,171	$2,153,525

Net increase in net assets	$23,467,728	$5,818,646

Net Assets
At beginning of period	$15,831,475	$10,012,829
At end of period	$39,299,203	$15,831,475

Accumulated undistributed net investment income included in net assets
At end of period	$20,312	$190,175

10	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2018

Financial Highlights

	Class A
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30, 2017	Period Ended November 30, 2016(1)
Net asset value — Beginning of period	$13.440		$9.990	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.161		$0.004	$0.169
Net realized and unrealized gain (loss)	0.258		3.670	(0.176)

Total income (loss) from operations	$0.419		$3.674	$(0.007)

Less Distributions
From net investment income	$(0.202)		$(0.224)	$(0.003)
From net realized gain	(0.257)		—	—

Total distributions	$(0.459)		$(0.224)	$(0.003)

Net asset value — End of Period	$13.400		$13.440	$9.990

Total Return(3)(4)	3.17	%(5)	37.57%	(0.07	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,015		$349	$10
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.40	%(6)	1.40%	1.40	%(6)
Net investment income	2.40	%(6)	0.03%	1.76	%(6)
Portfolio Turnover	31	%(5)	65%	78	%(5)

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.24%, 0.97% and 1.59% of average daily net assets for the six months ended May 31, 2018, the year ended November 30, 2017 and the period from the start of business, December 16, 2015, to November 30, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2018

Financial Highlights — continued

	Class I
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30, 2017	Period Ended November 30, 2016(1)
Net asset value — Beginning of period	$13.470		$10.010	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.131		$0.087	$0.194
Net realized and unrealized gain (loss)	0.301		3.622	(0.180)

Total income from operations	$0.432		$3.709	$0.014

Less Distributions
From net investment income	$(0.205)		$(0.249)	$(0.004)
From net realized gain	(0.257)		—	—

Total distributions	$(0.462)		$(0.249)	$(0.004)

Net asset value — End of period	$13.440		$13.470	$10.010

Total Return(3)(4)	3.26	%(5)	37.94%	0.14	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,285		$15,483	$10,003
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.15	%(6)	1.15%	1.15	%(6)
Net investment income	1.95	%(6)	0.75%	2.01	%(6)
Portfolio Turnover	31	%(5)	65%	78	%(5)

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.24%, 0.97% and 1.59% of average daily net assets for the six months ended May 31, 2018, the year ended November 30, 2017 and the period from the start of business, December 16, 2015, to November 30, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance International Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on December 16, 2015. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of May 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

13

Eaton Vance

International Small-Cap Fund

May 31, 2018

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to May 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$36,339,849

Gross unrealized appreciation	$3,734,030
Gross unrealized depreciation	(1,108,145)

Net unrealized appreciation	$2,625,885

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended May 31, 2018, the investment adviser and administration fee amounted to $162,955 or 0.90% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

14

Eaton Vance

International Small-Cap Fund

May 31, 2018

Notes to Financial Statements (Unaudited) — continued

EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively, through March 31, 2019. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and EVAIL were allocated $43,291 in total of the Fund’s operating expenses for the six months ended May 31, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended May 31, 2018, EVM earned $134 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received no sales charge on sales of Class A shares for the six months ended May 31, 2018. EVD received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended May 31, 2018 amounted to $2,298 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended May 31, 2018, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $32,896,420 and $10,645,231, respectively, for the six months ended May 31, 2018.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017

Sales	217,164	24,932
Issued to shareholders electing to receive payments of distributions in Fund shares	4,373	23
Redemptions	(22,464)	—

Net increase	199,073	24,955

15

Eaton Vance

International Small-Cap Fund

May 31, 2018

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017

Sales	1,540,815	124,939
Issued to shareholders electing to receive payments of distributions in Fund shares	74,785	25,024
Redemptions	(65,043)	—

Net increase	1,550,557	149,963

At May 31, 2018, EVM, an Eaton Vance collective investment trust, Eaton Vance Multi-Strategy All Market Fund and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 88.9% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended May 31, 2018.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

Eaton Vance

International Small-Cap Fund

May 31, 2018

Notes to Financial Statements (Unaudited) — continued

At May 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$—	$14,223,667		$—	$14,223,667
Developed Europe	—	20,240,471		—	20,240,471
Developed Middle East	—	157,169		—	157,169
North America	3,598,244	—		—	3,598,244

Total Common Stocks	$3,598,244	$34,621,307	*	$—	$38,219,551

Exchange-Traded Funds	$456,354	$—		$—	$456,354
Short-Term Investments	—	289,829		—	289,829

Total Investments	$4,054,598	$34,911,136		$—	$38,965,734

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At May 31, 2018, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

17

Eaton Vance

International Small-Cap Fund

May 31, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

18

Eaton Vance

International Small-Cap Fund

May 31, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance International Small-Cap Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser, as well as the coordination between the Adviser and the Sub-adviser on research and other investment matters. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s abilities and experience in implementing the Fund’s investment strategy. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure,

19

Eaton Vance

International Small-Cap Fund

May 31, 2018

Board of Trustees’ Contract Approval — continued

operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

20

Eaton Vance

International Small-Cap Fund

May 31, 2018

Officers and Trustees

Officers of Eaton Vance International Small-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance International Small-Cap Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22294    5.31.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 23, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 23, 2018